RESULTS FOR THE YEAR - Valuation Assumptions for Warrants Granted (Details) - DKK (kr) kr / shares in Units, kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair value per warrant on grant date	kr 425.80	kr 386.61	kr 366.78
Share price	1,483.58	1,034.66	1,123.91
Exercise price	kr 1,483.58	kr 1,034.66	kr 1,123.91
Expected dividend yield	0.00%	0.00%	0.00%
Expected stock price volatility	34.20%	41.70%	38.50%
Risk-free interest rate	(0.56%)	(0.01%)	(0.38%)
Expected life of warrants	5 years	5 years	5 years
Fair value of warrants granted	kr 131	kr 102	kr 67
Fair value of RSU granted (in dollars per share)	kr 1,511.70	kr 1,033.95	kr 1,128.30
RSUs
Fair value of RSU granted (in dollars per share)	kr 1,511.70	kr 1,033.95	kr 1,128.30
Fair value of RSU granted	kr 176	kr 106	kr 74